CONSOLIDATED BALANCE SHEETS(unaudited) (USD $)	Mar. 31, 2015
Assets
Cash and due from banks	$ 14,844,000
Federal funds sold	222,000
Cash and cash equivalents	15,066,000
Interest bearing time deposits	1,280,000
Securities available for sale	249,476,000
Trading Assets	5,409,000
Mortgage loans held for sale	940,000
Loans	538,644,000
Allowance for loan losses	(5,920,000)
Net loans	532,724,000
Federal Home Loan Bank stock	5,981,000
Real estate owned, net	4,219,000
Bank premises and equipment, net	16,343,000
Interest receivable	3,570,000
Mortgage servicing rights	1,227,000
Goodwill	13,117,000
Other intangible assets	146,000
Other assets	7,023,000
Total assets	856,521,000
Deposits
Non-interest bearing	185,424,000
Time Deposits 250000 Or More	57,856,000
Other interest bearing	417,534,000
Total deposits	660,814,000
Repurchase agreements and other borrowings	12,121,000
Federal funds purchased	2,148,000
Long-term Federal Home Loan Bank advances	86,950,000
Subordinated debentures	7,217,000
Interest payable	602,000
Other liabilities	6,960,000
Total liabilities	776,812,000
Stockholders' equity
Preferred stock, 300,000 shares authorized and unissued
Common stock, no par value; 10,000,000 shares authorized; 2,725,609 and 2,720,098 shares issued and outstanding on March 31, 2015 and December 31, 2014	12,693,000
Retained earnings	65,288,000
Accumulated other comprehensive income	1,728,000
Total stockholders' equity	79,709,000
Total liabilities and stockholders' equity	$ 856,521,000